FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2015
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET

NOTE 15:-  FINANCIAL INCOME, NET

	Year ended December 31,
	2015	2014	2013

Financial income:
Interest income	$2,174	$1,900	$1,358

Financial expenses:
Exchange rate differences and other	1,480	174	47
Amortization/accretion of premium/discount on marketable securities, net	1,278	1,066	584

	$(584)	$660	$727